Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Capital stock:	Capital surplus:	Capital surplus: Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Unappropriated retained earnings: Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Accumulated other comprehensive income, net of taxes:	Accumulated other comprehensive income, net of taxes: Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Total Mitsubishi UFJ Financial Group shareholders’ equity Effect of adopting new guidance on troubled debt restructurings and vintage disclosures	Noncontrolling interests:	Noncontrolling interests: Effect of adopting new guidance on troubled debt restructurings and vintage disclosures
Balance at beginning of period at Mar. 31, 2023			¥ 2,090,270	¥ 4,902,155		¥ 239,571	¥ 8,185,880	¥ 16,170	¥ 871,054	¥ 26,862	¥ (482,552)			¥ 717,219	¥ 14,398
Balance at beginning of period (ASU 2022-02) at Mar. 31, 2023								13,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				(6,683)
Other—net				(468)	¥ (1)									(186)	45
Common stock—¥16.00 per share and ¥20.50 per share in 2023 and 2024							(192,382)
Net change during the period	¥ 888,927	¥ (26,617)							820,817	(19,998)				68,110	(6,619)
Purchases of shares of treasury stock											(68)
Sales of shares of treasury stock											1,666
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											(283)
Initial subscriptions of noncontrolling interests														34,219	(98)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders														(16,735)	(1)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries														(7,405)
Decrease in noncontrolling interests related to disposition of subsidiaries														(817)
Net income before attribution of noncontrolling interests	271,961	3,503					233,873	3,092						38,088	411
Dividends paid to noncontrolling interests														(17,357)	(6)
Balance at end of period at Sep. 30, 2023	17,491,649	34,255	2,090,270	4,895,004	¥ (1)	239,571	8,241,034	19,262	1,691,871	¥ 6,864	(481,237)	¥ 16,676,513	¥ 26,125	815,136	¥ 8,130
Balance at beginning of period at Mar. 31, 2024	18,517,087	¥ 39,874	2,090,270	4,635,892		239,571	9,086,490		2,237,625		(614,111)			841,350
Balance at beginning of period (ASU 2022-02) at Mar. 31, 2024								¥ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				(13,255)
Other—net				(5,569)										78
Common stock—¥16.00 per share and ¥20.50 per share in 2023 and 2024							(240,409)
Net change during the period	344,351								243,252					101,099
Purchases of shares of treasury stock											(118,423)
Sales of shares of treasury stock											9,308
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											7
Initial subscriptions of noncontrolling interests														2,363
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders														13,992
Decrease in noncontrolling interests related to deconsolidation of subsidiaries														(1,072)
Decrease in noncontrolling interests related to disposition of subsidiaries														0
Net income before attribution of noncontrolling interests	995,383						1,059,221							(63,838)
Dividends paid to noncontrolling interests														(22,788)
Balance at end of period at Sep. 30, 2024	¥ 19,481,053		¥ 2,090,270	¥ 4,617,068		¥ 239,571	¥ 9,905,302		¥ 2,480,877		¥ (723,219)	¥ 18,609,869		¥ 871,184